Warrants	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Warrants
(12)	Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event that subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  The Company classifies derivative warrant liabilities on the balance sheet as a current liability, which is measured to fair value at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of
	December 31,	December 31,	Weighted Average Exercise
	2012	2013	Price	Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,375	$158.24	March 2014 through September 2019
	18,514	18,375

Liability-classified warrants
2013 Interest Warrants	—	1,057,944	$0.001	July through October 2023
2013 Warrants	—	191,213,801	$0.29	June 2018 through June 2023
2013 Celgene Warrants	—	77,586,207	$0.29	June 2018 through June 2023
2012 Warrants (1)	52,843,337	136,663,804	$0.29	October 2014 through October 2022
2011 Warrants (2)	27,388,851	74,761,830	$0.40	March 2016
	80,232,188	481,283,586
Total	80,250,702	481,301,961
(1)As of December 31, 2012 the 2012 Warrants had an exercise price of $0.75 per share. (2)As of December 31, 2012 the 2011 Warrants had an exercise price of $1.10 per share.

2012 Warrants, 2013 Warrants and 2013 Celgene Warrants

On October 2, 2012, as part of the 2012 Financing, the Company issued the 2012 Warrants to holders of the 2012 Convertible Notes.  The 2012 Warrants were exercisable at an exercise price of $0.75 per share subject to certain adjustments as specified in the warrant agreement.  The Company valued the 2012 Warrants as derivative financial instruments as of the date of issuance and will record their changes in fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.  On April 2, 2013, the conversion price of the 2012 Convertible Notes was adjusted to $0.65 per share, the exercise price of the 2012 Warrants was adjusted to $0.65 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to 60,973,081 shares.  On July 1, 2013, we made an interest payment to the holders of the 2012 Convertible Notes by the issuance of shares of common stock and warrants to purchase shares of common stock for nominal consideration.  The July 1, 2013 issuance of the shares and warrants was dilutive to the holders of the 2013 Warrants, 2013 Convertible Notes, 2012 Warrants, the 2012 Convertible Notes, and 2011 Warrants, and the anti-dilution provisions of each were simultaneously triggered.  The exercise price of the 2012 Warrants was adjusted to $0.29 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to 136,663,804 shares.

On June 28, 2013, as part of the 2013 Financing, the Company issued the 2013 Warrants to holders of the 2013 Convertible Notes.  The 2013 Warrants were initially exercisable at an exercise price of $0.69 per share subject to certain adjustments as specified in the warrant agreement.  In addition, on June 28, 2013, the Company entered into a Collaboration and Option Agreement with Celgene Corporation under which Celgene paid the Company $15 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock (the Celgene Warrants); (ii) a right of first negotiation to the Company’s Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement.  The Celgene Warrants were initially exercisable at an exercise price of $1.01 per share.   The Company valued the 2013 Warrants and the Celgene Warrants as derivative financial instruments as of the date of issuance and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.  On July 1, 2013, we made an interest payment to the holders of the 2012 Convertible Notes by the issuance of shares of common stock and warrants to purchase shares of common stock for nominal consideration.  The July 1, 2013 issuance of the shares and warrants was dilutive to the holders of the 2013 Warrants, 2013 Convertible Notes, 2012 Warrants, the 2012 Convertible Notes, and 2011 Warrants, and the anti-dilution provisions of each were simultaneously triggered.  The exercise price of the 2013 Warrants was adjusted to $0.29 per share, and the number of shares issuable upon exercise of the 2013 Warrants was increased to 192,165,525 shares.

The 2012, 2013 Warrants and 2013 Celgene Warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price.  In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Major Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange).  The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Major Transaction.

The fair value of the 2012, 2013 Warrants and 2013 Celgene Warrants as of December 31, 2012 and December 31, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction. In addition, the following inputs were used in the valuation model: assumptions regarding the aggregate value of the Company’s debt and equity instruments, the amounts and dates of future debt financing transaction, and the historical and prospective volatility in the value of the Company’s debt and equity instruments. The Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.02 per share as of December 31, 2012 and December 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012, 2013 Warrants and 2013 Celgene Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

2011 Warrants

In March 2011, the Company issued warrants (2011 Warrants) to purchase 1,046,102 shares of common stock in connection with a private placement transaction.  Each warrant was exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement.  The Company classified the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will record the changes in their fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.  On December 31, 2012, the Company commenced an offer to the holders of 2011 Warrants to amend and restate the 2011 Warrants.  Following execution by the holders of the Exchange Agreements and receipt of the Amended and Restated 2011 Warrants, such holders had the right in the aggregate to purchase 27,388,851 shares of common stock at an exercise price of $1.10. On July 1, 2013, the exercise price of the 2011 Warrants was adjusted from $1.10 to $0.40 per share, and the number of shares issuable upon exercise of the 2011 Warrants was increased to 74,851,830 shares.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price.  In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange).  The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction.

The fair value of the 2011 Warrants as of December 31, 2012 and December 31, 2013 was determined using a risk-neutral framework within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction into the calculation of fair value. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company’s common stock; assumptions regarding the expected amounts and dates of future debt and equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, the historical volatility of the stock prices of the Company’s common stock; risk-free rates based on U.S. Treasury security yields; and the Company’s dividend yield.

In connection with the valuation performed on the 2011 Warrants, the Company believed the common stock price had not fully adjusted for the potential future dilution from the 2012 and 2013 Financings due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, the uncertainty of the Company's outcome on its research programs, and the anti-dilution adjustment features of the warrants. Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements. The valuation resulted in a model-derived common stock value of $0.04 per share and $0.02 per share as of December 31, 2012 and December 31, 2013, respectively, primarily due to the preference rights of the debt holders and the anti-dilution and net cash settlement features of the 2011, 2012 and 2013 Warrants. Changes in these assumptions can materially affect the fair value estimate. The Company will continue to record the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

2013 Interest Warrants

On July 1, 2013 and October 1, 2013, the Company issued warrants to purchase 537,837 and 520,107 shares of common stock, respectively (Interest Warrants) to certain of the 2012 and 2013 Investors as interest payments on the 2012 and 2013 Convertible Notes. The Interest Warrants were issued in lieu of shares of common stock that would have brought certain of the 2012 Investors above the 9.985% ownership limitation established pursuant to the October 2012 Financing and June 2013 Financing.  The warrants have an exercise price of $0.001 and have a ten-year term.  The Company valued the Interest Warrants as derivative financial instruments as of the date of issuance and will record their changes in fair value at each reporting date, with any changes in fair value being recorded on the Statement of Operations and Comprehensive Loss.

The following table summarizes the calculated aggregate fair values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of December 31, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants	2013 Interest Warrants

Calculated aggregate value (in thousands)	$720	$3,430	$5,139	$2,083	$53
Exercise price per share of warrant	$0.40	$0.29	$0.29	$0.29	$0.001
Equity volatility	120%	120%	120%	120%	120%
Asset volatility	95%	95%	95%	95%	95%
Probability of Fundamental Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.2%	0.2%	0.2%

The following table summarizes the calculated aggregate fair values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of
	December 31, 2012		June 30, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants

Calculated aggregate value (in thousands)	$2,378	$3,800	$9,404	$3,390
Exercise price per share of warrant	$1.10	$0.75	$0.76	$0.76
Equity volatility	115%	115%	120%	120%
Asset volatility	90%	90%	90%	90%
Probability of Fundamental Transaction	100%	100%	100%	100%
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%

The following table summarizes the calculated net cash settlement values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Net cash settlement as of December 31, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants	2013 Interest Warrants

Calculated aggregate value (in thousands) (1)	$8,076	$26,004	$38,238	$15,503	—
Exercise price per share of warrant	$0.40	$0.29	$0.29	$0.29	—
Closing price per share of warrant	$0.25	$0.24 (2)	$0.24 (2)	$0.24 (2)	—
Equity volatility (3)	100%	99%	99%	99%	—
Expected term (years)	2.2	7.0	7.8	7.8	—
Weighted average risk-free interest rate	0.5%	2.2%	2.5%	2.5%	—
Dividend yield	None	None	None	None	—

(1)	Represents the net cash settlement value of the warrant as of December 31, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the five-day Company stock VWAP used to calculate the net cash settlement value as of December 31, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2013 based on the terms of the warrant agreement.

During the year ended December 31, 2012 and 2013, the Company recorded non-operating income of $1.3 million and $8.3 million, respectively, due to a change in the estimated fair value of these warrants.

260,000 warrants were exercised on a cash basis during the year ended December 31, 2013, which resulted in receipts of $0.2 million and the issuance of 260,000 shares of common stock.  In addition, 951,724 warrants were exercised on a cashless basis during the year ended December 31, 2013, which resulted in the issuance of 317,387 shares of common stock.